RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of group leases
The Group leases several assets including office and residential property, ships and ship equipment which are disclosed as right-of-use assets.

	Office and residential property	Ships	Ship equipment	Total
	US$’000	US$’000	US$’000	US$’000
Cost:
Balance at 1 January 2019 from the recognition of right-of-use assets on initial application of IFRS 16	596	68,588	211	69,395
Additions	2,161	16,946	82	19,189
Cancellation of leases during the year	-	-	(22)	(22)
Reclassification to disposal group held for sale (Note 40)	(35)	-	-	(35)
Effect of foreign currency exchange differences	11	-	-	11
Balance at 31 December 2019	2,733	85,534	271	88,538

Accumulated depreciation:
Depreciation, representing balance at 31 December 2019	(601)	(30,307)	(142)	(31,050)

Impairment:
Impairment losses recognized in profit and loss, representing balance at 31 December 2019	-	(2,250)	-	(2,250)

Carrying amount:
As at 31 December 2019	2,132	52,977	129	55,238